UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Investment Trust

Semiannual Report
6.30.2013

John Hancock Collateral Investment Trust

Table of contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 10
Financial highlights	Page 13
Notes to financial statements	Page 14
Board Considerations Disclosure	Page 18
More information	Page 21

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding your fund expenses

As a shareholder of the fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2013 with the same investment held until June 30, 2013.

	Account value	Ending value	Expenses paid during
	on 1-1-13	on 6-30-13	period ended 6-30-13[1]

Shares	$1,000.00	$1,001.20	$0.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2013 by $1,000.00, then multiply it by the “expenses paid” from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2013, with the same investment held until June 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 1-1-13	on 6-30-13	period ended 6-30-13[1]

Shares	$1,000.00	$1,024.50	$0.30

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund's annualized expense ratio of 0.06%, for the fund's shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Portfolio Summary
Top 10 Issuers[1]	Yield*	Percentage of Net Assets (48.0%
		of Net Assets on 6-30-13)
Federal Farm Credit Bank
07/02/13 to 04/13/15	0.110 to 0.270%	6.8%
American Honda Finance Corp.
11/08/13 to 05/20/14	0.274 to 0.398%	5.0%
Credit Suisse
07/25/13 to 05/01/14	0.776 to 5.500%	5.0%
Toyota Motor Credit Corp.
08/12/13 to 06/11/14	0.264 to 1.375%	4.8%
JPMorgan Chase & Company
09/30/13 to 01/24/14	0.370 to 1.075%	4.8%
Deutsche Bank Financial LLC
07/12/13 to 11/29/13	0.540 to 0.620%	4.7%
National Rural Utilities Cooperative Finance Corp.
08/09/13 to 04/04/14	0.356 to 4.750%	4.5%
General Electric Capital Corp.
09/16/13 to 04/24/14	0.190 to 5.400%	4.4%
BASF SE
03/27/14 to 03/28/14	0.300 to 0.304%	4.0%
Anheuser-Busch InBev Worldwide, Inc.
08/23/13 to 01/27/14	0.260 to 0.826%	4.0%

Sector Composition[1,2]
Financials
Diversified Financial Services	30.5%
Commercial Banks	21.0%
Capital Markets	10.9%
Consumer Finance	0.7%
U.S. Government Agency Obligations	9.5%
Consumer Staples	7.7%
Consumer Discretionary	6.3%
Materials	4.7%
Utilities	3.6%
Industrials	2.7%
Asset Backed Securities	1.6%
Health Care	0.2%
Information Technology	0.1%
Repurchase Agreement & Other	0.5%

Portfolio Composition[1,2]
Commercial Paper	42.6%
Corporate Interest-Bearing Obligations	44.4%
U.S. Government Agency Obligations	9.5%
Asset Backed Securities	1.6%
Certificates of Deposit	1.4%
Repurchase Agreement & Other	0.5%

1 As a percentage of net assets on 6-30-13.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

* Yield represents the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4

John Hancock Collateral Investment Trust
As of 6-30-13 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 1.6%			$79,267,546

(Cost $79,277,427)

AmeriCredit Automobile Receivables Trust, Series 2013-2,
Class A1
04/08/14	0.250	$24,542,269	24,542,269
AmeriCredit Automobile Receivables Trust, Series 2013-3,
Class A1
06/09/14	0.250	5,000,000	5,000,000
CNH Equipment Trust, Series 2012-D, Class A1
12/16/13	0.250	8,243,527	8,239,677
Honda Auto Receivables 2013-2 Owner Trust, Series 2013-
2, Class A1
05/16/14	0.240	30,163,793	30,157,760
John Deere Owner Trust 2013, Series 2013-A, Class A1
05/02/14	0.250	11,327,840	11,327,840

Commercial Paper 42.6%			$2,146,247,236

(Cost $2,146,247,236)

Abbott Laboratories
07/02/13	0.060	4,000,000	3,999,993
Anheuser-Busch InBev Worldwide, Inc.
08/23/13 to 12/19/13	0.260 to 0.284	147,500,000	147,368,656
Bank of Tokyo Mitsubishi UFJ, Ltd.
07/05/13 to 10/21/13	0.122 to 0.360	100,000,000	99,943,333
BASF SE
03/27/14 to 03/28/14	0.300 to 0.304	203,445,000	202,988,066
BMW US Capital, LLC
07/01/13 to 09/09/13	0.071 to 0.120	76,000,000	75,993,933
Cafco LLC
07/19/13 to 07/24/13	0.160 to 0.183	58,000,000	57,993,575
Caisse Centrale Desjardins du Quebec
08/12/13	0.190	25,000,000	24,994,458
Chariot Funding LLC
07/15/13 to 12/18/13	0.120 to 0.270	198,200,000	198,128,536
CPPIB Capital, Inc.
07/15/13 to 07/23/13	0.110	55,000,000	54,996,774
Deutsche Bank Financial LLC
07/12/13 to 11/29/13	0.540 to 0.620	239,000,000	238,807,266
Electricite de France SA
08/07/13 to 01/15/14	0.200 to 0.800	184,090,000	183,623,669
General Electric Capital Corp.
11/18/13	0.190	26,000,000	25,980,789
Govco LLC
07/22/13 to 07/23/13	0.150	123,000,000	122,988,871
Henkel of America, Inc.
08/07/13	0.132	7,000,000	6,999,065

See notes to financial statements
5

John Hancock Collateral Investment Trust
As of 6-30-13 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

JPMorgan Chase & Company
01/02/14 to 01/08/14	0.370	$125,000,000	$124,758,730
Jupiter Securitization Company LLC
07/24/13 to 09/19/13	0.270	75,000,000	74,976,375
Nestle Capital Corp.
08/01/13 to 08/27/13	0.330	29,750,000	29,740,414
Nestle Finance International, Ltd.
08/14/13	0.180	45,100,000	45,090,078
Old Line Funding LLC
09/13/13 to 10/21/13	0.254 to 0.260	75,000,000	74,951,400
Rabobank USA Financial Corp.
07/10/13	0.260	1,882,000	1,881,878
State Street Corp.
07/10/13	0.240	50,000,000	49,997,000
The Coca-Cola Company
12/17/13	0.173	51,877,000	51,835,599
Thunder Bay Funding LLC
08/09/13 to 10/11/13	0.200 to 0.250	68,236,000	68,208,828
Total Capital SA
07/01/13	0.051 to 0.061	150,000,000	150,000,000
Unilever Capital Corp.
07/03/13	0.060	15,000,000	14,999,950
Wal-Mart Stores, Inc.
07/01/13	0.050	15,000,000	15,000,000

Corporate Interest-Bearing Obligations 44.4%			$2,238,398,913

(Cost $2,238,452,521)

American Honda Finance Corp. (P)(S)
11/08/13 to 05/20/14	0.274 to 0.398	253,400,000	253,361,305
Anheuser-Busch InBev Worldwide, Inc. (P)
01/27/14	0.826	52,005,000	52,158,987
ANZ New Zealand International, Ltd. (P)(S)
12/20/13	1.272	5,000,000	5,023,243
ANZ New Zealand International, Ltd. (S)
07/19/13	6.200	71,503,000	71,692,912
Australia & New Zealand Banking Group, Ltd. (S)
01/10/14	2.125	20,000,000	20,168,000
Bank of Montreal (P)
04/29/14	0.746	6,518,000	6,542,201
Bank of New York Mellon Corp.
01/31/14	1.500	1,175,000	1,182,196
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
09/11/13 to 02/24/14	1.600 to 2.250	59,164,000	59,326,665
BHP Billiton Finance USA, Ltd. (P)
02/18/14	0.544	4,500,000	4,508,460
BHP Billiton Finance USA, Ltd.
04/01/14	5.500	13,851,000	14,373,612

See notes to financial statements
6

John Hancock Collateral Investment Trust
As of 6-30-13 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

BNP Paribas
07/01/13	0.020	$144,000,000	$144,000,000
Caisse Centrale Desjardins du Quebec (S)
09/16/13	1.700	28,256,000	28,301,210
Canadian Imperial Bank of Commerce (P)
03/21/14	0.285	54,000,000	54,000,000
Canadian Imperial Bank of Commerce
09/13/13	1.450	30,550,000	30,620,326
Caterpillar Financial Services Corp.
12/20/13 to 05/20/14	1.375 to 6.125	50,402,000	51,426,579
Credit Suisse New York (P)
01/14/14	1.237	14,165,000	14,228,048
Credit Suisse New York
01/14/14 to 05/01/14	2.200 to 5.500	196,511,000	201,252,531
Credit Suisse USA, Inc.
08/15/13 to 01/15/14	5.125 to 5.500	10,081,000	10,289,608
EI du Pont de Nemours & Company
07/15/13	5.000	13,192,000	13,211,682
General Electric Capital Corp. (P)
10/25/13 to 04/24/14	0.776 to 1.123	160,483,000	161,194,099
General Electric Capital Corp.
09/16/13 to 01/07/14	1.875 to 5.400	34,801,000	35,102,518
GlaxoSmithKline Capital, Inc.
04/15/14	4.375	6,225,000	6,417,695
IBM Corp.
10/15/13	6.500	3,908,000	3,976,011
John Deere Capital Corp. (P)
07/15/13 to 10/04/13	0.427 to 0.673	34,120,000	34,125,413
JPMorgan Chase & Company (P)
09/30/13 to 01/24/14	1.026 to 1.075	115,857,000	116,295,126
National Australia Bank, Ltd. (P)(S)
11/08/13	0.975	5,000,000	5,011,980
National Australia Bank, Ltd. (S)
12/10/13 to 04/11/14	1.700 to 2.250	17,613,000	17,789,797
National Rural Utilities Cooperative Finance Corp. (P)
08/09/13 to 04/04/14	0.356 to 0.523	205,857,000	206,382,277
National Rural Utilities Cooperative Finance Corp.
11/01/13 to 03/01/14	1.125 to 4.750	17,500,000	17,890,912
Old Line Funding LLC (S)
02/04/14	0.214	50,000,000	50,000,000
State Street Corp.
05/30/14	4.300	2,000,000	2,070,694
The Coca-Cola Company
11/15/13	0.750	27,000,000	27,025,434
Toyota Motor Credit Corp. (P)
02/24/14 to 06/11/14	0.264 to 0.274	225,000,000	224,982,975

See notes to financial statements
7

John Hancock Collateral Investment Trust
As of 6-30-13 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Toyota Motor Credit Corp.
08/12/13	1.375	$16,200,000	$16,219,553
U.S. Bancorp
09/13/13	1.375	$8,591,000	$8,601,326
United Technologies Corp. (P)
12/02/13	0.545	4,200,000	4,204,519
Wells Fargo & Company
09/09/13	0.210	21,000,000	21,002,038
Wells Fargo Bank NA (P)
03/07/14	0.246	72,000,000	72,000,000
Westpac Banking Corp. (P)(S)
11/01/13 to 03/31/14	0.300 to 1.526	38,000,000	38,156,683
Westpac Banking Corp. (P)
12/09/13	1.005	74,220,000	74,448,395
Westpac Banking Corp.
12/09/13	1.850	59,425,000	59,833,903

U.S. Government Agency Obligations 9.5%			$477,458,102

(Cost $477,396,929)

Federal Farm Credit Bank (P)
07/02/13 to 04/13/15	0.110 to 0.270	343,735,000	343,763,264
Federal Home Loan Bank (P)
07/12/13 to 08/18/14	0.140 to 0.290	102,005,000	102,043,111
Federal National Mortgage Association (P)
06/23/14	0.360	31,590,000	31,651,727

Certificate of Deposit 1.4%			$70,000,168

(Cost $70,000,168)

Credit Suisse New York (P)
07/25/13	0.776	25,000,000	25,000,168
Royal Bank of Canada (P)
06/10/14 to 06/24/14	0.290 to 0.303	45,000,000	45,000,000

	Par value	Value

Repurchase Agreement 0.4%		$20,200,000

(Cost $20,200,000)

Repurchase Agreement with State Street Corp. dated 6-28-13 at
0.010% to be repurchased at $20,200,017 on 7-1-13, collateralized by
$905,000 Federal National Mortgage Association, 2.230% due 12-6-
22 (valued at $865,406, including interest), $13,605,000 U.S. Treasury
Bonds, 5.250% due 2-15-29 (valued at $17,528,015, including
interest) and $2,255,000 U.S. Treasury Notes, 0.625% due 8-31-17
(valued at $2,212,719, including interest)	20,200,000	20,200,000

See notes to financial statements
8

John Hancock Collateral Investment Trust
As of 6-30-13 (Unaudited)
Portfolio of Investments

Total investments (Cost $5,031,574,281)† 99.9%	$5,031,571,965

Other assets and liabilities, net 0.1%	$7,068,548

Total net assets 100.0%	$5,038,640,513

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $548,831,795 or 10.9% of the fund's net assets as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $5,031,574,281. Net unrealized depreciation aggregated $2,316, of which $678,802 related to appreciated investment securities and $681,118 related to depreciated investment securities.

See notes to financial statements
9

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets

Investments, at value (Cost $5,031,574,281)	$5,031,571,965
Cash	73,596
Interest receivable	8,226,721
Other receivables and prepaid expenses	56,377

Total assets	5,039,928,659

Liabilities

Distributions payable	1,248,550
Payable to affiliates
Chief compliance officer fees	8,710
Transfer agent fees	8,117
Trustees' fees	19,931
Other liabilities and accrued expenses	2,838

Total liabilities	1,288,146

Net assets	$5,038,640,513

Net assets consist of

Paid-in capital	$5,038,868,483
Accumulated distributions in excess of net
investment income	(223,854)
Accumulated net realized gain (loss) on
investments	(1,800)
Net unrealized appreciation (depreciation) on
investments	(2,316)

Net assets	$5,038,640,513

Net asset value per share

Based on 503,508,903 shares of beneficial
interest outstanding — unlimited number of
shares authorized with no par value	$10.01

See notess to financial statements
10

John Hancock Collateral Investment Trust

Statement of Operations — For the six month period ended June 30, 2013 (Unaudited)

Investment income

Interest	$7,663,520

Expenses

Investment management fees	910,445
Administrative services fees	148,785
Transfer agent fees	49,488
Trustees' fees	57,335
Professional fees	83,449
Custodian fees	208,273
Chief compliance officer fees	17,356
Other	30,269

Total expenses	1,505,400

Net investment income	6,158,120

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	—

Change in net unrealized appreciation
(depreciation) on investments	(148,403)

Net realized and unrealized depreciation	(148,403)

Increase in net assets from operations	$6,009,717

See notes to financial statements
11

John Hancock Collateral Investment Trust

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	6/30/13	12/31/12
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$6,158,120	$17,949,209
Net realized gain (loss)	—	(1,254)
Change in net unrealized appreciation
(depreciation)	(148,403)	296,583

Increase in net assets resulting from
operations	6,009,717	18,244,538

Distributions to shareholders
From net investment income	(6,163,926)	(17,952,776)

From fund share transactions	(61,645,526)	(38,783,448)

Total decrease	(61,799,735)	(38,491,686)

Net assets

Beginning of period	5,100,440,248	5,138,931,934

End of period	$5,038,640,513	$5,100,440,248

Accumulated distributions in excess of net
investment income	($223,854)	($218,048)

See notes to financial statements
12

John Hancock Collateral Investment Trust
Financial Highlights (For a share outstanding throughout the period)

Period ended	6-30-13[1]	12-31-12	12-31-11	12-31-10	12-31-09[2]

Per share operating performance

Net asset value, beginning of period	$10.01	$10.01	$10.01	$10.01	$10.00
Net investment income[3]	0.01	0.03	0.03	0.03	0.02
Net realized and unrealized gain on
investments	—	— [4]	— [4]	— [4]	0.01

Total from investment operations	0.01	0.03	0.03	0.03	0.03

Less distributions

From net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.02)
From net realized gain	—	—	— [4]	—	—

Total distributions	(0.01)	(0.03)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$10.01	$10.01	$10.01	$10.01	$10.01

Total return (%)	0.12[5]	0.32	0.28	0.27	0.29[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$5,039	$5,100	$5,139	$6,756	$4,901
Ratios (as a percentage of average net
assets):
Expenses	0.06[6]	0.06	0.05	0.06	0.09[6]
Net investment income	0.24[6]	0.34	0.27	0.27	0.29[6]
Portfolio turnover (%)[7]	68	109	91	153	51

1 Six months ended 6-30-13. Unaudited.
2 The inception date is 6-1-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Not annualized.
6 Annualized.
7 The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.

See notes to financial statements
13

John Hancock Collateral Investment Trust

Notes to financial statements (Unaudited)

Note 1 - Organization

John Hancock Collateral Investment Trust (the fund) is a Massachusetts business trust organized on May 19, 2009. The fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Most of the current investors in the fund are investment companies advised by affiliates of John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, the fund’s investment advisor (the Advisor). The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar denominated securities rated, at the time of investment, within the two highest short-term credit categories and their unrated equivalents. The fund’s net asset value (NAV) varies daily.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and the fair value of securities that are valued pursuant to these fair valuation procedures may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or

14

out of an assigned level within the disclosure hierarchy. As of June 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the portfolio of investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2012, the fund has a $1,800 short term capital loss carryforward available to offset future net realized capital gains.

As of December 31, 2012, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, net of fees paid to the fund’s securities lending agent, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 - Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 - Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management contract with the Advisor. Under the investment management contract, the fund pays a daily management fee to the Advisor at the annual rate of: (a) 0.05% of the first $1,500,000,000 of the fund’s average daily net assets and (b) 0.03% of the fund’s average daily net assets in excess of $1,500,000,000.

The investment management fees incurred for the six months ended June 30, 2013 were equivalent to an annual effective rate of 0.036% of the fund’s average daily net assets.

Administrative services. The fund has entered into an Administrative Services Agreement with John Hancock Advisers, LLC (“JHA”) under which JHA provides accounting, valuation, financial reporting and certain other services for an annual fee of 0.02% of the Fund's average daily net assets. JHA has voluntarily undertaken to limit its total annual fee to $300,000. The administrative service fees incurred for the six months ended June 30, 2013 were equivalent to an annual effective rate of 0.006% of the fund’s average daily net assets.

Chief Compliance Officer services. The fund has contracted with the Advisor and the fund’s Chief Compliance Officer (CCO) to provide certain services, including ongoing evaluation of the fund’s policies and procedures under the federal securities laws. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The fund pays an annual flat rate of $35,000 to the Advisor, paid monthly in arrears, for these services.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $100,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.

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Note 5 - Fund share transactions

Transactions in fund shares for the six months ended June 30, 2013 and the year ended December 31, 2012 were as follows:

	Six months ended		Year ended
	6/30/13		12/31/12

	Shares	Amount	Shares	Amount
Common shares
Sold	1,837,322,962	$18,388,439,072	3,416,114,926	$34,188,708,856
Repurchased	(1,843,481,217)	(18,450,084,598)	(3,419,994,001)	(34,227,492,304)

Net decrease	(6,158,255)	($61,645,526)	(3,879,075)	($38,783,448)

Note 6 - Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the six months ended June 30, 2013, aggregated $1,087,010,783 and $1,312,491,719, respectively.

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Evaluation of the Investment Management Contract by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Collateral Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), of the Investment Management Contract (the “Management Contract”) between the Trust and Manulife Asset Management (US), LLC (the “Advisor”) that took place at an in-person meeting of the Board of Trustees on February 22, 2013 (the “Meeting”). In considering of the continuance of the Management Contract, the Board, including the Independent Trustees, considered the following factors:

The Nature, Extent and Quality of Services Provided by the Advisor

The Board considered the high value to the Trust of its relationship with the Advisor, in particular noting the Advisor’s strong reputation in the asset management industry and the skills and competency with which the Advisor has managed the affairs of the Trust and other affiliated funds, together with the Advisor’s investment philosophy, research and investment decision-making process. The Board also particularly noted the experience and performance of the Advisor in managing the Trust, the qualifications of the Advisor’s personnel, the commitment of the Advisor and its personnel to the Trust’s continued successful operation and management and the Advisor’s ability to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.

Additionally, the Board considered the Advisor’s compliance policies and procedures and the Advisor’s record of compliance with those policies and procedures, noting in particular the Advisor’s dedication to its compliance program, the lack of any material compliance incidents and the Advisor’s strong culture of compliance. The Board also considered the Advisor’s administrative capabilities and its demonstrated ability to supervise other service providers for the Trust and to draw upon its many and varied organizational resources and affiliated companies to enhance the services it provides to the Trust.

Advisory Fees, Expenses and Investment Performance of the Trust

The Board considered information it had received regarding the advisory fees charged by the Advisor and the other expenses borne by the Trust, including administrative fees, transfer agent fees, custodial fees and other miscellaneous fees and expenses. The Board also considered information it had received regarding the Trust’s investment performance for the year ended December 31, 2012. The Board then reviewed and considered the comparative advisory fee and performance information for a peer group of other funds that, like the Trust, are vehicles for the investment of cash collateral from securities lending programs (the “Peer Group”). The Board noted that no members of the Peer Group operated in a manner exactly like the Trust – i.e., as a 1940 Act-registered fund investing in money market instruments and maintaining a floating net asset value – but that the members of the Peer Group were sufficiently comparable to the Trust for a meaningful analysis.

The Board noted that the Advisor charged the Trust an advisory fee of 0.05% of the Trust’s first $1.5 billion of average daily net assets and 0.03% of the Trust’s average daily net assets in excess of $1.5 billion. The Board recognized that, for the year ended December 31, 2012, this resulted in an effective advisory fee rate of 0.036% of the Trust’s average daily net assets. The Board compared this effective advisory fee rate to the Peer Group, and noted that it was on the low end of the advisory fee rates of the Peer Group, which ranged from no fee to 0.13% of net assets. The Board then further noted that the Trust’s average net yield as of December 31, 2012 was 0.28%, which was the highest of the Peer Group, whose average net yields ranged from 0.15% to 0.28% as of December 31, 2012. There was then a discussion of the fees charged by the Advisor to other non-investment company clients for similar services. It was noted that the fees charged to the Trust compared favorably to the fees charged to such other clients.

Upon reviewing and considering the foregoing information and considering the overall expenses and performance of the Trust over various periods and since its inception, the Board concluded that the Advisor’s performance was exemplary, and in particular noted the fact that the Trust achieved a high net

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yield relative to the Peer Group while the Advisor maintained a low rate of compensation relative to the Peer Group.

Economies of Scale

The Board then considered general information regarding economies of scale with respect to the management of the Trust, including the Trust’s ability to appropriately benefit from economies of scale under the Trust’s fee structure, which included a breakpoint at $1.5 billion average daily net assets. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Advisor’s costs are not specific to individual funds, but rather are incurred across a variety of products and services and would generally stem from the Advisor’s common corporate ownership or shared services. To the extent the Board and the Advisor were able to identify actual or potential economies of scale, in order to ensure that any such economies continue to be reasonably shared with the Trust as its assets increase, the Advisor and the Board agreed to continue the existing breakpoints to the advisory fee rate.

Financial Condition and Profitability of, and Other Benefits to, the Advisor

The Board next received and considered information regarding the Advisor’s estimated net profit margin attributable to its management of the Trust, and noted that the Trust’s affiliated service providers (other than the Advisor) were providing their services based upon estimated costs or for a nominal fee and such affiliated service providers, where applicable, reflected economies of scale in such fees. The Board also considered the Advisor’s views as to its projected profitability in connection with its relationship with the Trust in terms of the total amount of annual management fees it is projected to receive with respect to the Trust and whether the Advisor has the financial ability to provide a high level of services to the Trust. The Board further considered the Advisor’s unaudited balance sheet as of December 31, 2012 and noted the Advisor’s strong capitalization and financial condition and considered favorably the Advisor’s representation that it sought to reinvest profits and retained earnings in its business.

The Board also considered information it had received regarding any additional, indirect or “fall out” benefits to the Advisor as a result of its management of the Trust. The Board noted in particular that the Trust invests in fixed-income money market securities, which are generally traded in an over-the-counter market and are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no stated brokerage commission paid by the Trust. The Board recognized that, in these markets, any commission or net markup (or markdown) was implied by the difference or “spread” between the price the dealer purchases the bond for and the price the dealer sells the bond at. In this regard, the Board considered the quality of the execution achieved for the Trust by the Advisor, noted its satisfaction with the Advisor’s performance and recognized the Advisor's representation that it did not use Trust assets to obtain research or other services from dealers it trades with on a principal basis.

The Board noted, however, that the Advisor does generate soft dollars in the management of other accounts and that the Advisor does receive proprietary broker research as part of the “bundle” of brokerage and research services in which the research is not separately priced. The Board recognized that research and brokerage services provided in connection with one account may be used to benefit all of the Advisor’s and its affiliates’ accounts and noted again its satisfaction with the quality of execution achieved for the Trust by the Advisor.

The Board then discussed the Advisor's representations regarding the operation of the securities lending program for other funds managed by the Advisor and its affiliates of which the Trust was an integral part.

The Board also considered the various other service agreements that the Trust has with the Advisor’s affiliates, including the Service Agreement (for administrative services), the Placement Agency Agreement, the Transfer Agency Agreement, the CCO Services Agreement and the IT Support Services Agreement. The Board reviewed and considered the terms of each of these agreements and the services provided thereunder, together with the fees charged under these agreements. After reviewing these service arrangements, the Board concluded that each such service agreement was in the best interests of the Trust and its shareholders, that the services performed pursuant to each such service agreement are required for the operation of the Trust, that each such service provider provides services the nature and

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quality of which are at least equal to those provided by other unaffiliated service providers offering the same or similar services, and that the fees charged under each such service agreement are fair and reasonable in light of the usual and customary charges made by other unaffiliated service providers for services of the same nature and quality.

The Board then concluded that, in light of the costs of providing investment management and other services to the Trust, the profits and other ancillary benefits reported by the Advisor were not unreasonable.

Other Considerations and Conclusion

The Board also generally took into account the level and quality of services that the Advisor is capable of providing, as well as the other factors considered, including all of the information presented at the Meeting and at previous Board meetings.

As a result of the above considerations and discussion with management of the Advisor during the Meeting, the Board, though it did not identify any one factor as controlling, concluded that: (i) the Advisor may reasonably be expected to perform its services under the Management Contract; (ii) although economies of scale cannot be measured with precision, the management fee breakpoint currently allows shareholders to benefit from economies of scale; and (iii) the Trust’s management fees are generally within a competitive range of those incurred by other comparable funds.

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More information

Trustees	Investment adviser
Harlan D. Platt*	Manulife Asset Management (US) LLC
John A. Frabotta*
William P. Callan, Jr.†
*Member of the Audit Committee	Placement agent
†Non-Independent Trustee	John Hancock Funds, LLC

Officers	Custodian
Barry H. Evans	State Street Bank and Trust Company
President and Chief Executive Officer
Carolyn M. Flanagan	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.
William E. Corson
Chief Compliance Officer	Legal counsel
Charles A. Rizzo	Skadden, Arps, Slate, Meagher & Flom LLP
Chief Financial Officer
Salvatore Schiavone
Treasurer

The report is certified under the Sarbanes-Oxley Act,
which requires mutual funds and other public companies
to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at http://www.sec.gov. Request should be made by calling [1-800-225-5291]. The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

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ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	August 23, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 23, 2013